JPMorgan SmartRetirement® 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 91.8%
Alternative Assets — 4.0%
JPMorgan Realty Income Fund Class R6 Shares (a)	5,490	78,074

Fixed Income — 7.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,392	28,438
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,585	38,786
JPMorgan Corporate Bond Fund Class R6 Shares (a)	1,781	18,447
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,116	8,736
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,126	8,757
JPMorgan High Yield Fund Class R6 Shares (a)	5,552	39,921
JPMorgan Income Fund Class R6 Shares (a)	739	7,009

Total Fixed Income		150,094

International Equity — 33.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	7,979	172,658
JPMorgan International Equity Fund Class R6 Shares (a)	5,071	102,898
JPMorgan International Focus Fund Class R6 Shares (a)	8,298	221,062
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	7,814	153,550

Total International Equity		650,168

U.S. Equity — 46.3%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	5,262	175,843
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	314	23,323
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	349	10,628
JPMorgan Small Cap Value Fund Class R6 Shares (a)	389	12,835
JPMorgan U.S. Equity Fund Class R6 Shares (a)	10,273	206,694
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,095	206,672
JPMorgan Value Advantage Fund Class R6 Shares (a)	6,295	255,200

Total U.S. Equity		891,195

TOTAL INVESTMENT COMPANIES (Cost $1,388,969)		1,769,531

EXCHANGE-TRADED FUNDS — 4.5%
Alternative Assets — 1.2%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	277	23,778

Fixed Income — 1.0%
JPMorgan High Yield Research Enhanced ETF (a)	356	18,363

U.S. Equity — 2.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	510	43,736

TOTAL EXCHANGE-TRADED FUNDS (Cost $78,228)		85,877

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $9,994)	9,888	9,995

	Shares (000)
SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c) (Cost $29,883)	29,883	29,883

Total Investments — 98.3% (Cost $1,507,074)		1,895,286
Other Assets Less Liabilities — 1.7%		33,638

Net Assets — 100.0%		1,928,924

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	81	06/2021	USD	2,904	(4)
EURO STOXX 50 Index	422	06/2021	EUR	19,152	432
FTSE 100 Index	103	06/2021	GBP	9,484	(52)
MSCI EAFE E-Mini Index	440	06/2021	USD	48,230	(73)
MSCI Emerging Markets E-Mini Index	56	06/2021	USD	3,706	3
Russell 2000 E-Mini Index	272	06/2021	USD	30,237	(1,545)
S&P 500 E-Mini Index	82	06/2021	USD	16,278	31
TOPIX Index	107	06/2021	JPY	18,979	394

					(814)

Short Contracts
Long Gilt	(266)	06/2021	GBP	(46,788)	49

					(765)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan SmartRetirement® 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$85,877	$—	$—	$85,877
Investment Companies	1,769,531	—	—	1,769,531
U.S. Treasury Obligations	—	9,995	—	9,995
Short-Term Investments
Investment Companies	29,883	—	—	29,883

Total Investments in Securities	$1,885,291	$9,995	$—	$1,895,286

Appreciation in Other Financial Instruments
Futures Contracts	$909	$—	$—	$909
Depreciation in Other Financial Instruments
Futures Contracts	(1,674)	—	—	(1,674)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(765)	$—	$—	$(765)

JPMorgan SmartRetirement® 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$19,282	$11,232	$9,788	$(1,306)	$4,358	$23,778	277	$460	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	38,619	3,082	58	8,141	43,736	510	150	—
JPMorgan Core Bond Fund Class R6 Shares (a)	25,207	4,427	—	—	(1,196)	28,438	2,392	468	471
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	67,971	7,230	35,467	1,274	(2,222)	38,786	4,585	990	652
JPMorgan Corporate Bond Fund Class R6 Shares (a)	16,497	2,559	—	—	(609)	18,447	1,781	326	257
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,593	5,278	—	—	(135)	8,736	1,116	147	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	144,775	15,548	39,488	5,835	45,988	172,658	7,979	2,783	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	3,387	5,550	—	—	(180)	8,757	1,126	140	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	193,473	25,263	88,586	20,067	25,626	175,843	5,262	796	21,914
JPMorgan High Yield Fund Class R6 Shares (a)	40,702	32,078	37,999	412	4,728	39,921	5,552	2,167	—
JPMorgan High Yield Research Enhanced ETF (a)	—	18,504	—	—	(141)	18,363	356	87	—
JPMorgan Income Fund Class R6 Shares (a)	—	7,009	—	—	—	7,009	739	—	—
JPMorgan International Advantage Fund Class R6 Shares (a)	93,792	2,425	115,825	11,549	8,059	—	—	2,424	4
JPMorgan International Equity Fund Class R6 Shares (a)	—	106,284	2,842	(25)	(519)	102,898	5,071	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	182,498	18,222	25,353	2,658	43,037	221,062	8,298	2,253	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	175,511	10,308	70,138	2,104	35,765	153,550	7,814	4,030	—
JPMorgan Managed Income Fund Class L Shares (a)	1,337	18,369	19,703	2	(5)	—	—	30	—	(b)
JPMorgan Realty Income Fund Class R6 Shares (a)	60,210	14,097	6,608	(195)	10,570	78,074	5,490	684	2,309
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,448	700	3,900	314	6,761	23,323	314	112	587
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	12,986	725	7,221	2,799	1,339	10,628	349	33	692
JPMorgan Small Cap Value Fund Class R6 Shares (a)	7,610	179	—	—	5,046	12,835	389	70	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	183,940	18,049	37,214	3,278	38,641	206,694	10,273	1,484	11,572
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c)	59,168	449,123	478,408	—	—	29,883	29,883	19	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	149,036	46,316	28,969	1,868	38,421	206,672	6,095	1,961	4,339
JPMorgan Value Advantage Fund Class R6 Shares (a)	191,845	68,942	69,581	(3,797)	67,791	255,200	6,295	3,448	2,732

Total	$1,652,268	$927,036	$1,080,172	$46,895	$339,264	$1,885,291		$25,062	$45,529

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2021.